Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 14.  Income Taxes

The Company prepares its income tax return on a consolidated basis.  Income taxes are allocated to members of the consolidated group based on taxable income.

The components of income tax expense for the years ended December 31 were as follows:

	2025	2024

Currently paid or payable	$3,388,125	$2,086,702
Deferred expense	48,470	351,928
Total income tax expense	$3,436,595	$2,438,630

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% for both periods presented primarily due to the following for the years ended December 31:

	2025		2024
	Dollars	Percentage	Dollars	Percentage

Computed expense at statutory rates	$4,284,962	21.00%	$3,192,647	21.00%
State and local income taxes, net of federal benefit	17,000	0.08%	16,000	0.11%
Tax exempt interest and BOLI	(655,320)	-3.21%	(578,350)	-3.80%
BOLI	(16,743)	-0.08%	(17,987)	-0.12%
Disallowed interest	80,200	0.39%	80,946	0.53%
Tax credits
Low Income Housing	(611,090)	-2.99%	(611,090)	-4.02%
Rehab	(87,360)	-0.43%	(87,360)	-0.57%
New Markets	(300,000)	-1.47%	(300,000)	-1.97%
Low-income housing investment amortization expense	748,743	3.67%	650,940	4.28%
Other	(23,797)	-0.12%	92,884	0.61%
Total income tax expense	$3,436,595	16.84%	$2,438,630	16.04%

Income taxes paid were as follows for the years ended December 31:

	2025	2024

Federal	$2,490,000	$1,305,000
New Hampshire	17,000	16,000
Vermont	2,100	0
Total	$2,509,100	$1,321,000

The deferred income tax expense (benefit) consisted of the following items for the years ended December 31:

	2025	2024

Depreciation	$15,697	$75,625
Mortgage servicing rights	(16,309)	(17,330)
Deferred compensation	0	2,310
Bad debts	(221,502)	6,827
Limited partnership amortization	101,054	75,454
Investment in CFS Partners	93,667	45,299
Deferred SBA PPP fees	1,481	1,492
Prepaid expenses	68,539	(1,606)
Deferred origination costs	24,224	167,448
Other	(18,381)	(3,591)
Change in deferred tax benefit	$48,470	$351,928

Securities valuation (OCI)	1,638,980	41,142
Total change in deferred taxes	$1,687,450	$393,070

Listed below are the significant components of the net deferred tax asset as of December 31:

	2025	2024

Components of the deferred tax asset:
Bad debts	$2,281,647	$2,060,145
Deferred compensation	4,620	4,620
Investment in CFS Partners	8,506	52,978
Contingent liability - MPF program	17,173	17,838
Finance lease	132,088	103,827
Operating lease	1,175	0
Deferred SBA PPP fees	232	1,713
Unrealized loss on debt securities AFS	2,554,859	4,193,839
Other	132,311	147,835
Total deferred tax asset	$5,132,611	$6,582,795

Components of the deferred tax liability:
Depreciation	$558,539	$542,842
Limited partnerships	510,086	409,032
Mortgage servicing rights	131,633	147,942
Investment in CFS Partners	49,195	0
Operating lease	0	5,134
Prepaid expenses	193,478	124,939
Deferred origination costs	191,672	167,448
Total deferred tax liability	1,634,603	1,397,337
Net deferred tax asset	$3,498,008	$5,185,458

U.S. GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy some or all the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2022 through 2024.  The 2025 tax return has not yet been filed.